Basis of preparation Summary of adjustments arising form application of IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Explanation of initial application of IFRS 9 [text block]	IFRSs not yet adopted At the date of authorization of these financial statements, there are no Standards and Interpretations relevant to the Company which are in issue but not yet effective.